Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	30 June	30 June
	2025 A$	2024 A$
Unused tax losses for which no deferred tax asset has been recognized	62,889,164	59,447,397
Potential tax benefit @ 25% (2024: 25%)	15,722,291	14,861,849

Schedule of Numerical Reconciliation of Income Tax Expense

Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2025 A$	30 June 2024 A$
Loss from continuing operations before income tax expense	(5,215,987)	(6,936,957)
Tax at the Australian tax rate of 25% (2024: 25%)	(1,303,997)	(1,734,239)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(277,644)	(191,245)
Accounting expenditure subject to R&D tax incentive	638,263	439,644
Share-based payments	76,061	825
Net impact of other amounts not deductible (taxable)	6,875	(220,449)
Subtotal	(860,442)	(1,705,464)
Tax losses and other timing differences for which no deferred tax asset is recognized	860,442	1,705,464
Income tax expense	-	-